Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Date of incorporation			Nov. 23, 2020
Contract balance			$ 0		$ 0
Revenue	$ 447,444	$ 428,218	890,167	$ 829,218
Data License [Member]
Revenue	$ 12,500	$ 0	$ 19,467	$ 0